Financial Instruments and Risk Management - Schedule of Fair Value Measurement of Non-Cash Changes (Details) - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Schedule of Fair Value Measurement of Non-Cash Changes [Line Items]
Balance		$ 118,430	$ 6,843,890
Financing Cash Flows	[1]	(149,227)	1,113,103
Fair value revaluation			179,648
Other changes	[2]	391,850	(8,018,210)
Balance		361,053	118,430
Lease liabilities [Member]
Schedule of Fair Value Measurement of Non-Cash Changes [Line Items]
Balance		118,430	498,849
Financing Cash Flows	[1]	(149,227)	(145,613)
Fair value revaluation
Other changes	[2]	391,850	(234,805)
Balance		$ 361,053	118,430
Loans [Member]
Schedule of Fair Value Measurement of Non-Cash Changes [Line Items]
Balance			6,345,041
Financing Cash Flows	[1]
Fair value revaluation			179,648
Other changes	[2]		(7,783,405)
Balance

[1]	The financing cash flows are from loan borrowings or loan and lease repayments.
[2]	Other non-cash changes include conversion of convertible loan including de-recognition of embedded derivative and remeasurement of lease liability.